Fair value measurement - Short-term investments(Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term investments
Gross unrealized gains	¥ 1,476,834,000	¥ 116,434,000
Wealth management products
Short-term investments
Gross unrealized gains	23,755,000	18,001,000
Impairment charges	¥ 0	¥ 0	¥ 0